Document and Entity Information	May 12, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	POPULAR INC
Amendment Flag	false
Entity Central Index Key	0000763901
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 12, 2020
Entity Incorporation State Country Code	PR
Entity File Number	001-34084
Entity Tax Identification Number	66-0667416
Entity Address, Address Line One	209 Muñoz Rivera Avenue
Entity Address, City or Town	Hato Rey
Entity Address, Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	(787)
Local Phone Number	765-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	BPOP
Security Exchange Name	NASDAQ
M 6.70 Cumulative Monthly Income Trust Preferred Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.70% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPN
Security Exchange Name	NASDAQ
M 6.125 Cumulative Monthly Income Trust Preferred Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPM
Security Exchange Name	NASDAQ